UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23188

Partners Group Private Income Opportunities, LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE INCOME OPPORTUNITIES, LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2017
(Unaudited)

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2017 (Unaudited)

Schedule of Investments	1-3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8-9
Notes to Financial Statements	10-19
Other Information	20-21

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments –
September 30, 2017 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Private Credit Investments (67.63%) Direct Equity (0.25%)	Investment Type	Acquisition Date	Shares	Fair Value*
North America (0.25%)
CB Titan MidCo Holdings, Inc [a]	Common equity	05/01/17	56,634	$56,634
Total North America (0.25%)				56,634

Direct Debt (67.38%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value*
Asia – Pacific (2.75%)
C0001 Pty Ltd. [a]	12.75% PIK	08/31/17	08/31/23	Mezzanine	$610,537	610,249
Total Asia – Pacific (2.75%)						610,249

North America (57.02%)
Acrisure Intermediate, Inc. [a]	Cash 9.25% + L (1.00% floor)^^	05/10/17	11/22/24	Second Lien	525,000	525,000
Burger Bossco Intermediate, Inc. [a]	Cash 8.00% + L (1.00% floor)^	04/25/17	04/25/25	Second Lien	460,000	460,000
Burger Bossco Intermediate, Inc. [a]	Cash 4.25% + L (1.00% floor)^	05/09/17	04/25/24	Senior	159,600	159,999
CB Titan MidCo Holdings, Inc [a]	Cash 8.50% + L (1.00% floor)^^	05/01/17	11/01/24	Second Lien	525,000	525,008
Commerce Merger Sub, Inc. [a]	Cash 3.25% + L (1.00% floor)^^	07/25/17	06/22/24	Senior	1,009,969	1,015,655
Convergint Technologies, LLC [a]	Cash 4.50% + L (1.00% floor)^^	06/01/17	12/18/19	Senior	655,875	651,776
Diamond Parent Holdings, Corp. [a]	Cash 6.25% + L (1.00% floor)^^	05/12/17	04/14/22	Senior	355,713	355,713
Edgewood Partners Holdings, LLC [a]	Cash 4.75% + L (1.00% floor)^	09/29/17	09/08/24	Senior	650,000	650,000
Edgewood Partners Holdings, LLC a,[b]	Cash 4.75% + L (1.00% floor)^	09/29/17	09/08/24	Senior	99,500	—
Explorer Holdings, Inc. [a]	Cash 8.25% + L (1.00% floor)^^	07/31/17	05/02/24	Second Lien	750,000	750,000
Heartland Dental Intermediate Holdings, LLC [a]	Cash 4.75% + L (1.00% floor)^^	08/22/17	07/31/23	Senior	1,725,000	1,736,325
KCIBT Intermediate II, Inc. [a]	Cash 4.00% + L (1.00% floor)^^	06/19/17	06/01/24	Senior	446,800	449,113
Kingpin Intermediate Holdings, LLC [a]	Cash 4.25% + L (1.00% floor)^	07/25/17	07/03/24	Senior	957,600	963,585
Ministry Brands Intermediate, LLC [a]	Cash 5.00% + L (1.00% floor)^	04/11/17	12/02/22	Senior	909,417	904,869
NSPC INTERMEDIATE II, LLC [a]	Cash 4.50% + L (1.00% floor)^^	06/30/17	06/02/24	Senior	553,613	553,612
Pearl Holdings LLC [a]	Cash 6.00% + L (1.00% floor)^^	06/13/17	08/06/23	Senior	554,840	554,840
Peraton Holding Corp. [a]	Cash 5.25% + L (1.00% floor)^	06/09/17	04/29/24	Senior	598,500	605,233
Rough Country Holdco, LLC [a]	Cash 4.50% + L (1.00% floor)^	06/19/17	05/25/23	Senior	1,122,188	1,113,771
TA Buckeye Intermediate Corporation [a]	Cash 5.00% + L (1.00% floor)^^	08/03/17	06/27/24	Senior	674,673	677,624
Total North America (57.02%)						12,652,123

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments –
September 30, 2017 (Unaudited) (continued)

Private Credit Investments (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value*
Western Europe (7.61%)
KIWI VFS SUB II S.A R.L. [a]	Cash 8.50% + L (1.00% floor)^^	07/27/17	07/28/25	Second Lien	477,500	477,500
Pharmathen Global Holding B.V. [a]	Cash 4.25% + E#	08/02/17	08/02/23	Senior	451,480	452,173
Sisaho International SAS [a]	Cash 4.00% + E##	07/06/17	05/06/22	Senior	726,876	757,390
Total Western Europe (7.61%)						1,687,063
Total Debt						$14,949,435

Total Private Credit Investments (Cost $14,796,477) (67.63%)	$15,006,069

Total Investments (Cost $14,796,477) (67.63%)	15,006,069

Other Assets in Excess of Liabilities (32.37%)	7,181,984

Net Assets (100.00%)	$22,188,053

*

The Fair Value of any Investment may not necessarily reflect the current or expected future performance of such Investment or the Fair Value of the Fund’s interest in such Investment. Furthermore, the Fair Value of any Investment has not been calculated, reviewed, verified or in any way approved by such Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further detail regarding the valuation policy of the Fund.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of September 30, 2017 was 1.23%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of September 30, 2017 was 1.27%.

#	As of September 30, 2017, 1 month Euribor was -0.37%.

##	As of September 30, 2017, 6 month Euribor was -0.27%.

[a]

Private credit investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2017 was $15,006,069, or 100.00% of net assets. As of September 30, 2017, the aggregate cost of each investment restricted to resale was $508,097, $540,161, $158,080, $616,866, $1,005,036, $650,127, $350,733, $646,252, $735,335, $1,708,019, $446,033, $952,919, $463,388, $898,334, $550,929, $33,605, $421,087, $595,660, $440,441, $1,111,422, $726,876, $668,054, $512,389 and $56,634, respectively, totaling $14,796,477.

[b]	Investment has been committed to but has not been funded by the Fund (See note 11).

Legend:

E - Euribor

L - Libor

PIK - Payment-in-Kind

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments –
September 30, 2017 (Unaudited) (continued)

A summary of outstanding financial instruments at September 30, 2017 is as follows:

Forward foreign currency exchange contracts

Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
December 21, 2017	Euro (€)	$ 723,243	€ 600,000	$ 709,843	$ 13,400	Merrill Lynch

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Assets and Liabilities –
September 30, 2017 (Unaudited)

Assets
Private Credit Investments, at fair value (cost $14,796,477)	$15,006,069
Cash and cash equivalents	6,791,588
Cash denominated in foreign currencies (cost $51,249)	52,765
Interest receivable	49,571
Due from affiliate	189,412
Deferred offering costs	104,192
Unrealized appreciation on forward foreign currency contracts	13,400
Receivable for fund shares sold	100,000
Prepaid assets	661,995
Total Assets	$22,968,992

Liabilities
Investment purchases payable	$6,329
Distribution, servicing and transfer agency fees payable	1,500
Due to affiliate	189,412
Incentive fee payable	37,784
Management fee payable	84,853
Professional fees payable	209,925
Accounting and administration fees payable	100,088
Custodian fees payable	21,049
Other payable	129,999
Total Liabilities	$780,939

Commitments and contingencies (See note 11)

Net Assets	$22,188,053

Net Assets consists of:
Paid-in capital	$21,849,500
Accumulated undistributed net investment income	101,797
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions	12,248
Accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation	224,508
Net Assets	$22,188,053

Class A Shares
Net assets	$10
Shares outstanding	2
Net asset value per share	$5.00
Class I Shares
Net assets	$22,188,043
Shares outstanding	4,314,275
Net asset value per share	$5.14

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Operations –
Period from April 1, 2017 through September 30, 2017(1) (Unaudited)

Investment Income
Interest	$252,422
Other fee income	4,941
Total Investment Income	257,363

Operating Expenses
Management fees	84,853
Professional fees	218,562
Accounting and administration fees	100,088
Board of Managers' fees	40,000
Custodian fees	21,049
Incentive fee	37,784
Transfer agency fees
Class I Shares	1,500
Offering costs	70,826
Other expenses	213,540
Total Expenses	788,202
Expense reimbursement from Adviser	(632,636)
Net Expenses	155,566

Net Investment Income	101,797

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from Private Credit Investments	203
Net realized gain on foreign currency transactions	34,373
Net realized (loss) on forward foreign currency contracts	(22,328)
Net change in accumulated unrealized appreciation (depreciation) on:
Private Credit Investments	209,592
Foreign currency translation	1,516
Forward foreign currency contracts	13,400

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	236,756

Net Increase in Net Assets From Operations	$338,553

(1)	The Fund commenced operations on April 1, 2017.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Changes in Net Assets -
Period from April 1, 2017 through September 30, 2017(1) (Unaudited)

Increase (decrease) in Net Assets resulting from operations:
Net investment income (loss)	$101,797
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	12,248
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	224,508
Net increase in Net Assets resulting from operations:	$338,553

Distributions to shareholders from:
Net investment income
Class A Shares	$—
Class I Shares	—
Total distributions to shareholders	$—

Capital transactions (see note 5):
Issuance of common Shares
Class A Shares	$10
Class I Shares	21,499,490
Total increase in Net Assets resulting from capital transactions	$21,499,500

Total increase in Net Assets	$21,838,053

Net Assets at beginning of period	$350,000
Net Assets at end of period	$22,188,053
Accumulated undistributed net investment income	$101,797

(1)	The Fund commenced operations on April 1, 2017.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Cash Flows –
Period from April 1, 2017 through September 30, 2017(1) (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$338,553
Adjustments to reconcile Net Increase (decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(209,592)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	(13,400)
Net realized gain from investments, forward foreign currency contracts and foreign currency transactions	(12,248)
Purchases of Investments	(14,814,045)
Proceeds from sales of investments	23,700
Net realized loss on forward foreign currency contracts	(22,328)
Amortization of premium and accretion of discount, net	(5,929)
Amortization of deferred offering costs	70,826
Increase in interest receivable	(49,571)
Increase in due from affiliate	(189,412)
Decrease in receivable from Fund shares sold	77,316
Increase in prepaid assets	(661,995)
Increase in investment purchases payable	6,329
Increase in management fee payable	84,853
Increase in professional fees payable	32,609
Increase in accounting and administrative fees payable	100,088
Increase in custodian fees payable	21,049
Increase in other payable	129,999
Increase in administrative services expense payable	1,500
Increase in incentive fees payable	37,784
Increase in due to affiliate	189,412
Net Cash (Used in) Operating Activities	(14,864,502)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Shares	21,499,500
Offering costs paid	(175,018)
Net Cash Provided by Financing Activities	21,324,482

Net change in cash and cash equivalents	6,459,980

Effect of exchange rate changes on cash	34,373

Cash and cash equivalents at beginning of period	350,000
Cash and cash equivalents at End of Period	$6,844,353

(1)	The Fund commenced operations on April 1, 2017.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Financial Highlights

Class A Shares
Period from April 1, 2017 through September 30, 2017(1) (Unaudited)
Per Share Operating Performance(2)
Net asset value, beginning of period	$5.00
Income from investment operations:
Net investment income (loss)(3)	—
Net realized and unrealized gain (loss) on investments	—
Net Increase in Net Assets from Operations	—
Distributions from:
Net investment income	—
Capital gains	—
Total distributions	—
Net asset value, end of period	$5.00
Total Return before Incentive Fee(4)(5)	0.00%
Total Return after Incentive Fee(4)(5)	0.00%

Ratios and supplemental data:
Net assets, end of period in thousands (000's)	$0 *
Net investment income (loss) to average net assets before Incentive Fee(6)	0.00%
Ratio of gross expenses to average net assets, excluding Incentive Fee(6)(7)	0.00%
Incentive Fee to average net assets(5)	0.00%
Ratio of gross expenses and Incentive Fee to average net assets(6)(7)(8)	0.00%
Expense waivers to average net assets(6)	0.00%
Ratio of net expenses and Incentive Fee to average net assets(6)(8)	0.00%
Ratio of net expenses to average net assets, excluding Incentive Fee(6)(8)	0.00%

Portfolio Turnover(5)	0.29%

(1)	The Fund commenced operations on April 1, 2017.

(2)	Selected data for a Net Asset Value per Share outstanding throughout the period.

(3)	Calculated using average shares outstanding.

(4)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(5)	Not annualized.

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(8)	The Incentive Fee and/or organizational expenses are not annualized.

*	Amount rounds to less than $500.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Financial Highlights

Class I Shares
Period from April 1, 2017 through September 30, 2017(1) (Unaudited)
Per Share Operating Performance(2)
Net asset value, beginning of period	$5.00
Income from investment operations:
Net investment income (loss)(3)	0.04
Net realized and unrealized gain (loss) on investments	0.10
Net Increase in Net Assets from Operations	0.14
Distributions from:
Net investment income	—
Capital gains	—
Total distributions	—
Net asset value, end of period	$5.14
Total Return before Incentive Fee(4)(5)	3.03%
Total Return after Incentive Fee(4)(5)	2.86%

Ratios and supplemental data:
Net assets, end of period in thousands (000's)	$22,188
Net investment income (loss) to average net assets before Incentive Fee(6)	2.37%
Ratio of gross expenses to average net assets, excluding Incentive Fee(6)(7)	12.73%
Incentive Fee to average net assets(5)	0.32%
Ratio of gross expenses and Incentive Fee to average net assets(6)(7)(8)	13.05%
Expense waivers to average net assets(6)	(10.73%)
Ratio of net expenses and Incentive Fee to average net assets(6)(8)	2.05%
Ratio of net expenses to average net assets, excluding Incentive Fee(6)(8)	2.37%

Portfolio Turnover(5)	0.29%

(1)	The Fund commenced operations on April 1, 2017.

(2)	Selected data for a Net Asset Value per Share outstanding throughout the period.

(3)	Calculated using average shares outstanding.

(4)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(5)	Not annualized.

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(8)	The Incentive Fee and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2017 (Unaudited)

1. Organization

Partners Group Private Income Opportunities, LLC (the “Fund”) is a Delaware limited liability company organized on August 16, 2016 and which commenced operations on April 1, 2017. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company and is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). A board of managers (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. The Fund’s investment objective is to generate attractive risk-adjusted returns and current income by investing in a diversified portfolio of predominantly credit related opportunities. Units of limited liability company interests in the Fund (“Shares”) are offered only to investors that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended. Holders of Shares becomes shareholders of the Fund (“Shareholders”).

The Fund offers two separate classes of Shares designated as Class A Shares (the “Class A Shares”) and Class I Shares (the “Class I Shares”). While the Fund presently intends to offer two classes of Shares, it may offer other classes of Shares as well in the future. The Class A Units and the Class I Units have, and each class of Shares, if any, issued by the Fund in the future will have differing characteristics, particularly in terms of the sales charges that Shareholders in that class may bear, and the distribution and service fees that each class may be charged. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution and service plan (including whether a distribution and service plan exists) and certain other class-specific expenses.

2. Significant Accounting Policies

The Fund is an investment company. Accordingly, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund include diversified portfolio of predominantly credit-related opportunities, including but not limited to, first and second lien senior secured loans, secured unitranche debt, unsecured debt (e.g., mezzanine debt), structurally subordinated instruments and equity instruments, as well as public debt, corporate bonds and other debt securities (each, an “Investment”).

Fund Investments are valued by the Adviser considering all information reasonably available to it at the time of the valuation. The Adviser estimates the fair value of the underlying investments in conformity with U.S GAAP. The Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board, require evaluation of all relevant factors available at the time the Fund values its investments. The input or methodologies used for valuing the Fund’s Investments are not necessarily an indication of the risk associated with investing in those investments.

Private Credit Investments

Private Credit Investments instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Adviser considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Adviser makes use of reputable financial information providers in order to obtain the relevant quotations.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2017 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

For debt and equity securities, which are not valued by reference to an exchange or market quotations, the fair value is determined in good faith by the Adviser. In determining the fair values of these investments, the Adviser will typically apply widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the underlying Investment or other business counterparties (e.g., debt agents) such as last twelve months or forecast / budgeted EBITDA, sales, net income figures or forecast cash flows. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would be been used had a ready market for the securities existed, and the differences could be material.

Where the Adviser believes cost is determined to best approximate the fair value of the particular Investment under consideration, the Adviser may approve such valuations.

Daily Traded Investments

Daily Traded Investments traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued based on their respective market price adjusted for potential restrictions on the transfer or sale of such securities (i.e., “lock-ups”).

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Fund holds cash, including amounts held in foreign currency and short-term interest bearing deposit accounts. At times, those amounts may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates. As of September 30, 2017, the Fund’s investments were denominated as follows:

Currency	Number of investments
Australian Dollars	1
Euros	3

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2017 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

During the six months ended September 30, 2017, the Fund entered into one short forward foreign currency exchange contract. As disclosed in the Statement of Asset and Liabilities, the Fund had $13,400 in unrealized appreciation on forward foreign currency exchange contracts. As disclosed in the Statement of Operations, the Fund had $(22,328) in net realized losses and $13,400 change in net unrealized appreciation on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2017 are representative of contract amounts during the period.

f. Investment Income

The Fund records distributions of cash or in-kind securities from a Private Credit Investment at fair value based on the information contained in distribution notices provided to the Fund by the Private Credit Investment when distributions are received. Thus, the Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Fund’s share of net investment income or (loss) based upon information received regarding distributions from Private Credit Investments. Unrealized appreciation (depreciation) on investments within the Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Fund’s share of undistributed net investment income or (loss) from Private Credit Investments for the relevant period.

For certain transactions, the Fund accounts for particular income received as other income and transaction income. The other income includes transfer fees, amendment fees, unfunded fees and any other income which is not categorized as an item of interest income. The transaction income is an extraordinary item of income for certain direct deals. It includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, syndication fees, and any other fees payable to the Fund in connection with the purchase, monitoring or disposition of Fund Investments or unconsummated transactions.

g. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; Board fees; and expenses of meetings of the Board.

Deferred Offering Costs

Offering costs in connection with the offering of common units of the Fund consist primarily of fees and expenses incurred in connection with the offering of shares, including legal, printing and other costs, as well as costs associated with the preparation and filing of the Fund’s registration statement. The Fund’s offering costs, whether borne by the Adviser or the Fund, are being capitalized and amortized over the 12-month period beginning on June 1, 2017 (the “Initial Closing Date”).

Organizational Costs

Organizational costs include costs relating to the formation and organization of the Fund. These costs are expensed as incurred. As of September 30, 2017, the Adviser incurred $189,412 in organizational costs on behalf of the Fund and such expenses are subject to reimbursement by the Fund to the Adviser.

h. Income Taxes

Effective January 1, 2017, the Fund filed an election with the Internal Revenue Service to be treated as an association taxable as a corporation for U.S. federal income tax purposes. Furthermore, effective January 1, 2017, the Fund intends to elect to be treated for U.S. federal income tax purposes and to qualify annually, as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). If the Fund were to fail to meet the requirements of Subchapter M of the Code to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment under Subchapter M of the Code. The Fund intends to comply with the requirements under Subchapter M of the Code and to distribute substantially all of its taxable income and gains to Shareholders and to meet certain diversification and income requirements with respect to its investments. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2017 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

i. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

j. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Netting Agreements (“MNA”) or similar arrangements in the Statement of Assets and Liabilities. The Fund has adopted the new disclosure requirements on offsetting in the following table which presents the Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of September 30, 2017:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Pledged	Net Amount[1]
Merrill Lynch	$13,400	$—	$—	$—	$13,400

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

k. Recently Adopted Accounting Pronouncement

In October 2016, the SEC adopted new rules and amended rules intended to modernize the reporting and disclosure of information by registered investment companies. In part, it amends Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2017 (Unaudited) (continued)

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are other than quoted prices in active markets (i.e., Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category generally include equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

The following table presents the Fund’s Investments at September 30, 2017 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Investments:
Debt	$—	$—	$14,949,435	$14,949,435
Equity	—	—	56,634	56,634
Total Private Credit Investments*	$—	$—	$15,006,069	$15,006,069
Other Financial Instruments
Foreign Currency Exchange Contracts**	$13,400	$—	$—	$13,400
Total Foreign Currency Exchange Contracts	$13,400	$—	$—	$13,400

*	Private Credit Investments are detailed in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are detailed in Note 2.e.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2017 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2017	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of premium/ discount	Net transfers in or out of Level 3	Balance as of September 30, 2017
Investments
Debt Investments	$—	$203	$209,592	$14,757,411	$(23,700)	$5,929	$—	$14,949,435
Equity Investments	—	—	—	56,634	—	—	—	56,634
Total Private Credit Investments	$—	$203	$209,592	$14,814,045	$(23,700)	$5,929	$—	$15,006,069

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the period ended September 30, 2017, there were no transfers between levels.

The amount of the net change in unrealized appreciation for the period ended September 30, 2017 relating to investments in Level 3 assets still held at September 30,2017 is $209,592, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

The Fund’s Valuation Procedures have been approved by the Board. The Valuation Procedures are implemented by the Adviser and the Fund’s third party administrator, both of which report to the Board. For third-party information, the Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser employs valuation techniques for Private Credit Investments held by the Fund, which include discounted cash flow methods and market comparables. The Adviser oversees the valuation of the Fund’s investments pursuant to the Valuation Procedures. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Fund that hold Private Credit Investments held by the Fund. In such cases, the Adviser may value such Private Credit Investments in consultation with its affiliates. The valuations attributed to investments held by the Fund and other clients of the Adviser might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and the other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2017:

Type of Security	Fair Value at 9/30/2017 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Investments:
Debt Investments	$1,643	Discounted cash flow	Discount factor	7.9% – 11.2% (9.93%)
	$9,599	Broker quotes	Indicative quotes for an inactive market	n/a – n/a (n/a)
	$3,751	Recent financing/transaction	Recent transaction price	n/a – n/a (n/a)
Equity Investments	$57	Recent financing/transaction	Recent transaction price	n/a – n/a (n/a)

*	Level 3 fair value includes accrued interest.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2017 (Unaudited) (continued)

3. Fair Value Measurements (continued)

Level 3 Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Debt Investments, the Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

4. Distributions/Allocation of Shareholders Capital

The Fund contemplates declaring quarterly dividends each year constituting all or substantially all of its investment company taxable income. From time to time, the Fund may also pay special interim distributions in the form of cash or Shares at the discretion of the Board. Unless Shareholders elect to receive distributions in the form of cash, the Fund intends to make its ordinary distributions in the form of additional Shares under a dividend reinvestment plan. Any distributions reinvested will nevertheless remain taxable to Shareholders that are U.S. persons.

5. Share Transactions/Subscription and Repurchase of Shares

Shares are generally offered for purchase as of the first day of each calendar month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion.

The Fund has adopted a Distribution and Service Plan (the “Distribution Plan”) which allows the Fund to pay distribution fees for the promotion and distribution of its Class A Shares and the provision of personal services to holders of Class A Shares. Under the Distribution Plan, the Fund may pay as compensation up to 0.70% on an annualized basis of the Fund’s net asset value attributable to Class A Shares (the “Distribution Fee”) to the Fund’s distributor or other qualified recipients. Payment of the Distribution Fee is governed by the Distribution Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Shares. Class I Shares are not subject to the Distribution Fee and do not bear any expenses associated therewith. In addition, subscriptions for Class A Shares may be subject to a sales load (the “Sales Load”) of up to 3.50% of the subscription amount. No Sales Load may be charged without the consent of the distributor.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Shares, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conducts quarterly repurchase offers for Shares having an aggregate value of no more than 5% of the Fund’s net assets on or about the first anniversary of the Initial Closing Date and each January 1st, April 1st, July 1st and October 1st. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the first anniversary of the Shareholder’s purchase of such Shares.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2017 (Unaudited) (continued)

5. Share Transactions/Subscription and Repurchase of Shares (continued)

Transactions in Fund Shares were as follows:

	Period from April 1, 2017 through September 30, 2017(1)
	Shares	Dollar Amounts
Class A Shares
Sales	2	$10
Redemptions	—	—
Class exchanges	—	—
Net increase (decrease)	2	$10
Class I Shares(2)
Sale	4,244,275	$21,499,490
Redemptions	—	—
Class exchanges	—	—
Net increase (decrease)	4,244,277	$21,499,500

(1)	The Fund commenced operations on April 1, 2017.
(2)	Class I commenced on March 8, 2017 with an initial investment of $350,000 in exchange for 70,000 shares.

6. Investment Management Fee and Incentive Fee

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.

The Fund will pay the Adviser a monthly investment management fee (the “Investment Management Fee”) equal to 1.25% on an annualized basis of the Fund’s net asset value. The Investment Management Fee is paid to the Adviser out of the Fund’s assets, and therefore decreases the net profits or increases the net losses of the Fund. For the six month period ended September 30, 2017, the Adviser earned $84,853 in Investment Management Fees (subject to waiver, deferral or reduction under the expense limitation agreement).

In addition, at the end of each calendar quarter (and at certain other times), an incentive fee (the “Incentive Fee”) will be payable to the Adviser. The Incentive Fee is calculated and payable quarterly in arrears equal to 15% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the Investment Management Fee, but excluding the Incentive Fee). For the six month period ended September 30, 2017 an aggregate Incentive Fee of $37,784 was earned by the Adviser.

In consideration of the services rendered by each manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), the Fund pays each Independent Manager a fee of $20,000 per year. The managers of the Board do not receive any pension or retirement benefits. The Fund also reimburses the Independent Managers expenses in connection with their services as managers.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2017 (Unaudited) (continued)

6. Investment Management Fee and Incentive Fee (continued)

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund dated March 20, 2017, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Annual Net Expenses (excluding taxes, brokerage commissions, interest from borrowing, borrowing costs, certain transaction-related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee and acquired fund fees and expenses) do not exceed 2.70% on an annualized basis with respect to the Class A Shares and 2.00% on an annualized basis with respect to the Class I Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided (a) it is able to effect such recoupment and remain in compliance with the Expense Limit and (b) such recoupment does not cause the Fund’s expense ratio after recoupment to exceed the Fund’s net expense ratio in place at the time such amounts were waived. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party.

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. As of September 30, 2017, the Fund does not hold affiliate investments.

8. Accounting and Administration Agreement

State Street Bank and Trust Company (the “Administrator”) serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. For these services the Administrator receives a fixed monthly fee, based upon average net assets, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six month period ended September 30, 2017, the Fund accumulated $100,088 in administration and accounting fees.

9. Investment Transactions

Total purchases of investments for the six months ended September 30, 2017 amounted to $14,814,045. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2017 amounted to $23,700.

10. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of September 30, 2017, the Fund had funded $14,807,716 or 99.34% of the $15,636,739 of its total commitments to Private Credit Investments and Daily Traded Investments.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2017 (Unaudited) (continued)

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Private Credit Investments. Typically, these investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner.

Investments in Shares provide limited liquidity because Shareholders will not be able to redeem Shares on a daily basis because the Fund is a closed-end fund. Therefore investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

13. Tax Information

As of September 30, 2017, the Fund’s aggregate investment unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$14,796,477	$723,242
Gross unrealized appreciation	297,677	13,400
Gross unrealized depreciation	(88,085)
Net unrealized investment appreciation	$209,592	$13,400

The tax cost of the Fund’s investments as of September 30, 2017 approximates their amortized cost.

14. Subsequent Events

The Fund has evaluated subsequent events through the date the financial statements were issued and has determined there have not been any events that have occurred that would require adjustments or disclosures in the financial statements or the accompanying notes.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

At the organizational meeting of the Board held on December 2, 2016, the Board, including a majority of the Independent Managers, approved by a unanimous vote the initial approval of the Investment Management Agreement (the “Agreement”).

In advance of the meeting, the Independent Managers requested and received extensive materials from the Adviser to assist them in considering the approval of the Agreement. The materials provided by the Adviser included detailed comparative information relating to the advisory fees and other expenses of the Fund.

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Managers then met separately with independent counsel to the Independent Managers for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Discussion of Factors Considered

The Independent Managers considered, among other things: (1) the nature and quality of the advisory services anticipated to be rendered, including the complexity of the services provided; (2) the experience and qualifications of the personnel that will provide such services; (3) the proposed fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs expected to be incurred by the Adviser and its affiliates in performing advisory services for the Fund, the basis of determining and allocating these costs, and the expected profitability to the Adviser and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Fund and the extent to which these would be passed on to the Fund; (6) other compensation or possible benefits to the Adviser and its affiliates that may arise from their advisory and other relationships with the Fund; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Adviser and other investment advisers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Adviser may have with respect to the Fund.

The Independent Managers concluded that the nature, extent and quality of the services anticipated to be provided by the Adviser to the Fund are appropriate and consistent with the terms of the limited liability company agreement of the Fund, that the quality of those services is consistent with industry norms and that the Fund would benefit from the Adviser’s management of the Fund’s investment program.

The Independent Managers also concluded that the Adviser had sufficient personnel with the appropriate education and experience to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel. The Independent Managers noted that the Adviser is part of a larger investment advisory group that advises other funds and individual investors with respect to private equity investments and that relationship may make available to the Fund investment opportunities that would not be available to the Fund if the Adviser was not the Fund’s investment adviser.

The Independent Managers considered the costs of the services anticipated to be provided by the Adviser, and the compensation and benefits to be received by the Adviser in providing services to the Fund. The Independent Managers reviewed the financial statements of the Adviser’s parent and a profitability analysis of the Adviser, considered any direct or indirect revenues that could be received by affiliates of the Adviser, and concluded that the Adviser’s fees and profits expected to be derived from its relationship with the Fund in light of the Fund’s expenses were reasonable in relation to the nature

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable funds. The Independent Managers also concluded that the proposed overall expense ratio of the Fund was reasonable, taking into account the quality of services to be provided by the Adviser.

The Independent Managers considered the extent to which economies of scale could be realized and whether fee levels would reflect those economies, noting that as the Fund grows, economies of scale would be realized.

The Independent Managers considered all factors and no one factor alone was deemed dispositive.

Conclusion

The Independent Managers determined that the information presented provided a sufficient basis upon which to approve the Agreement and that the proposed compensation and other terms of the Agreements were in the best interests of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Not applicable.

(b) Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES AND LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

During the most recent fiscal year the Fund has not been engaged in security lending activities.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Income Opportunities, LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 5, 2017

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	December 5, 2017

*	Print the name and title of each signing officer under his or her signature.